Debt - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Jan. 31, 2012
Debt Instrument [Line Items]
Accrued interest on long term debt	$ 17,100,000	$ 19,700,000
Original issuance discount	6,903,000		9,500,000
Outstanding letters of credit	26,000,000
Percentage of owned subsidiary	100.00%
Deferred financing fees, net	11,500,000	12,600,000
Senior Secured Credit Facility, Revolver [Member]
Debt Instrument [Line Items]
Debt instrument, face amount			150,000,000
Effective interest rate	4.40%
Maturity date of debt instrument	Jan. 30, 2017
Outstanding letters of credit	26,000,000
Senior Secured Credit Facility, Revolver [Member] | Federal Funds Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	0.50%
Senior Secured Credit Facility, Revolver [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	3.50%
Senior Secured Credit Facility, Revolver [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	2.50%
Senior Secured Credit Facility, Revolver [Member] | LIBOR Rate Plus [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	1.00%
Letter of Credit [Member]
Debt Instrument [Line Items]
Outstanding letters of credit	18,300,000
Remaining borrowing capacity	105,700,000
Senior Secured Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	419,900,000	419,900,000
Maturity date	Jan. 30, 2019
Maximum borrowing capacity on credit facility	422,000,000
Quarterly principal repayments percentage	0.25%
Frequency of periodic payment	Term debt due on the last business day of each March, June, September and December.
Additional borrowing	25,000,000
Change in interest rate	(1.00%)
Write-off of costs from extinguishment of debt	3,100,000
Credit facility revolving commitments	150,000,000
Term Loan Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity on credit facility			422,000,000
Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	250,000,000	250,000,000	250,000,000
Interest rate			10.50%
Maturity date	Jan. 31, 2020
Debt instrument financing fees		9,500,000
Commencement of interest payments	Jul. 31, 2012
Uncommitted Incremental Facility [Member] | Senior Secured Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility additional borrowing capacity	$ 135,000,000
Effective interest rate	5.00%
Uncommitted Incremental Facility [Member] | Senior Secured Credit Facility [Member] | Federal Funds Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	0.50%
Uncommitted Incremental Facility [Member] | Senior Secured Credit Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	1.00%
Uncommitted Incremental Facility [Member] | Senior Secured Credit Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Line of credit facility minimum interest rate	2.25%
Interest rate - Revolving credit commitments, minimum interest rate	2.75%
Uncommitted Incremental Facility [Member] | Senior Secured Credit Facility [Member] | LIBOR Rate Plus [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	3.75%
Line of credit facility minimum interest rate	1.25%
First Lien Net Leverage Ratio - April 1, 2012 through June 30, 2014 [Member] | Senior Secured Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
First lien leverage ratio	4.75
First Lien Net Leverage Ratio - July 1, 2014 to June 30, 2015 [Member] | Senior Secured Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
First lien leverage ratio	4.50
First Lien Net Leverage Ratio - Thereafter [Member] | Senior Secured Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
First lien leverage ratio	4.25
Interest Coverage Ratio - January 1, 2013 to December 31, 2014 [Member] | Senior Secured Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest coverage ratio, maximum	1.70
Interest Coverage Ratio - Thereafter [Member] | Senior Secured Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest coverage ratio, maximum	1.85